Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2018		December 31, 2019		December 31, 2020
Suppliers	Ps.	730,361	Ps.	735,729	Ps.	952,912
Interest payable		84,224		98,882		90,759
Direct employee benefits		48,239		62,494		88,567
Others suppliers		141,380		112,635		56,353
Others		10,932		11,989		5,759
Total	Ps.	1,154,712	Ps.	1,163,773	Ps.	1,194,350